Fair value measurement - Schedule of assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	£ 6,942	£ 4,332
Financial liabilities	(1,273)	(1,244)
Total	5,669	3,088
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	5,589	3,084
Financial liabilities	0	0
Total	5,589	3,084
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	890	725
Financial liabilities	(1,146)	(1,127)
Total	(256)	(402)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	463	523
Financial liabilities	(127)	(117)
Total	336	406	£ 355	£ 297
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1,149)	(1,126)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(1,044)	(1,022)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(105)	(104)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(124)	(118)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(102)	(105)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(22)	(13)
Investments held at fair value through profit and loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	5,995	3,567
Investments held at fair value through profit and loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	5,589	3,084
Investments held at fair value through profit and loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Investments held at fair value through profit and loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	406	483
Investments held at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	389	397
Investments held at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Investments held at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	389	397
Investments held at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	520	333
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	467	293
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	53	40
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	38	35
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	34	35
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial investments	£ 4	£ 0